Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Class A Common Shares
Common shares, par value (in Dollars per share)	[1]	$ 0.4	$ 0.4
Common shares, shares authorized	[1]	4,980,000,000	4,980,000,000
Common shares, shares issued	[1]	259,464,169	1,187,498
Common shares, shares outstanding	[1]	259,464,169	1,187,498
Class B Common Shares
Common shares, par value (in Dollars per share)	[1]	$ 0.4	$ 0.4
Common shares, shares authorized	[1]	20,000,000	20,000,000
Common shares, shares issued	[1]	243,902
Common shares, shares outstanding	[1]	243,902

[1]	Retroactively restated for one-for-eight reverse split with effective date of September 22, 2023.